Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Deferred tax assets:
Tax loss carry forwards	$ 158,050	$ 182,690
Other-than-temporary impairment	754,540	780,249
Credit loss allowance	26,425	21,997
Reserve for inventory	7,558	6,403
Less: disposal of a subsidiary		(314)
Deferred tax assets, net	$ 946,573	$ 991,025